787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 5, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-4720

Re:	Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated
Securities Act File No. 333-
Investment Company Act File No. 811-06495

Ladies and Gentlemen:

On behalf of Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). The purpose of the Registration Statement is to register additional shares of the Fund for an at-the-market offering.

On behalf of the Fund, we respectfully note that three other closed-end funds, Flaherty & Crumrine Total Return Fund Incorporated (“FLC”), Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated (“DFP”) and Flaherty & Crumrine Preferred and Income Fund Incorporated (“PFD”) have also each filed a Registration Statement on Form N-2 to register additional shares for an at-the-market offering concurrently with the filing by the Fund. Since the Fund, FLC, DFP, and PFD are managed under substantially similar investment strategies, focusing on investing in preferred and other income-reducing securities, by the same adviser and portfolio managers and under the supervision of the same board of directors, the disclosure in their registration statements are similar. Because of the similarity of the funds, we would appreciate the opportunity to discuss with the Staff the possibility of selective review of the registration statements of the Fund and FLC, DFP, and PFD.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1232 or P. Jay Spinola at (212) 728-8970.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Chad C. Conwell, Flaherty and Crumrine Incorporated
P. Jay Spinola, Willkie Farr & Gallagher LLP

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